Virtus Retirement Trust

Supplement dated June 7, 2017 to the Summary Prospectuses, and the

Virtus Retirement Trust Statutory Prospectus, each dated April 10, 2017

Important Notice to Investors

The information below corrects certain information relating to Class R6 Shares currently appearing in the funds’ prospectuses.

Virtus DFA 2015 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	7.12%
Acquired Fund Fees and Expenses	0.15%
Total Annual Fund Operating Expenses	7.57%
Less: Fee Waiver and/or Expense Reimbursement(b)	(7.02)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.55%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$56	$1,597	$3,060	$6,400

Virtus DFA 2020 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	6.58%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	7.05%
Less: Fee Waiver and/or Expense Reimbursement(b)	(6.48)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.57%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$58	$1,501	$2,885	$6,104

Virtus DFA 2025 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	6.63%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	7.12%
Less: Fee Waiver and/or Expense Reimbursement(b)	(6.53)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.59%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$60	$1,516	$2,910	$6,146

Virtus DFA 2030 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	6.88%
Acquired Fund Fees and Expenses	0.21%
Total Annual Fund Operating Expenses	7.39%
Less: Fee Waiver and/or Expense Reimbursement(b)	(6.78)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.61%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$62	$1,569	$3,004	$6,302

Virtus DFA 2035 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	5.94%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	6.46%
Less: Fee Waiver and/or Expense Reimbursement(b)	(5.84)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.62%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A

Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$63	$1,392	$2,683	$5,748

Virtus DFA 2040 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	7.47%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	7.99%
Less: Fee Waiver and/or Expense Reimbursement(b)	(7.37)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.62%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A

Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$63	$1,682	$3,205	$6,632

Virtus DFA 2045 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	7.33%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	7.86%
Less: Fee Waiver and/or Expense Reimbursement(b)	(7.23)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.63%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$64	$1,658	$3,163	$6,563

Virtus DFA 2050 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	7.81%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	8.34%
Less: Fee Waiver and/or Expense Reimbursement(b)	(7.71)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.63%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$64	$1,748	$3,320	$6,815

Virtus DFA 2055 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	7.84%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	8.37%
Less: Fee Waiver and/or Expense Reimbursement(b)	(7.74)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.63%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A

Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$64	$1,753	$3,330	$6,830

Virtus DFA 2060 Target Date Retirement Income Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the Class R6 information in the “Annual Fund Operating Expenses” table and associated footnote are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.30%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	8.35%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	8.88%
Less: Fee Waiver and/or Expense Reimbursement(b)	(8.25)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.63%

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.85% for Class A Shares, 0.60% for Class I Shares, 0.40% for Class R6 Shares and 0.85% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses”, the row associated with the Class R6 Shares in the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$64	$1,847	$3,494	$7,083

ALL FUNDS

The first table in the section “More Information About Fund Expenses” on page 51 of the statutory prospectus, the paragraph above the first table and is hereby replaced with the following:

VRIA has contractually agreed to limit the total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) through April 30, 2018 of the funds so that such expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

Additionally, the column containing the Class R6 Shares information in the first table is hereby replaced with the following:

Class R6 Shares
Virtus DFA 2015 Target Date Retirement Income Fund	0.40%
Virtus DFA 2020 Target Date Retirement Income Fund	0.40%
Virtus DFA 2025 Target Date Retirement Income Fund	0.40%
Virtus DFA 2030 Target Date Retirement Income Fund	0.40%
Virtus DFA 2035 Target Date Retirement Income Fund	0.40%
Virtus DFA 2040 Target Date Retirement Income Fund	0.40%
Virtus DFA 2045 Target Date Retirement Income Fund	0.40%
Virtus DFA 2050 Target Date Retirement Income Fund	0.40%
Virtus DFA 2055 Target Date Retirement Income Fund	0.40%
Virtus DFA 2060 Target Date Retirement Income Fund	0.40%

Investors should retain this supplement with the Prospectuses for future reference.

VRT 8002/ R6 Exp Cap (6/2017)

Virtus Retirement Trust

Supplement dated June 7, 2017 to the Statement of

Additional Information (“SAI”) dated April 10, 2017

Important Notice to Investors

The information below corrects certain information relating to Class R6 Shares currently appearing in the fund’s SAI.

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 73-75 of the funds’ SAI, the paragraph above the second table is hereby replaced with the following:

VRIA may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. VRIA has contractually agreed to limit the annual operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, interest, brokerage commissions, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) of certain of the Funds through April 30, 2018 (expressed as a percentage of daily net assets).

Additionally, the Class R6 Shares information in the second table is hereby replaced with the following:

Class R6 Shares
Virtus DFA 2015 Target Date Retirement Income Fund	0.40%
Virtus DFA 2020 Target Date Retirement Income Fund	0.40%
Virtus DFA 2025 Target Date Retirement Income Fund	0.40%
Virtus DFA 2030 Target Date Retirement Income Fund	0.40%
Virtus DFA 2035 Target Date Retirement Income Fund	0.40%
Virtus DFA 2040 Target Date Retirement Income Fund	0.40%
Virtus DFA 2045 Target Date Retirement Income Fund	0.40%
Virtus DFA 2050 Target Date Retirement Income Fund	0.40%
Virtus DFA 2055 Target Date Retirement Income Fund	0.40%
Virtus DFA 2060 Target Date Retirement Income Fund	0.40%

Investors should retain this supplement with the SAI for future reference.

VRT 8002/ R6 ExpCap (6/2017)